<SEQUENCE>1
<FILENAME>t4092009.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2009
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           04/09/2009
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       55
                                         -------------
Form 13F Information Table Value Total:   885,645
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AmSurg Corp                    COM              03232p405    20062  1265736 SH       Sole                  1265736
Ambassadors Group Inc          COM              023177108     1456   179275 SH       Sole                   179275
American Ecology               COM              025533407     2077   149001 SH       Sole                   149001
Bed Bath and Beyond            COM              075896100    21739   878341 SH       Sole                   878341
Berkshire Hathaway A           COM              084670108    31732      366 SH       Sole                      366
Berkshire Hathaway B           COM              084670207    11723     4157 SH       Sole                     4157
Brookfield Asset Management    COM              112585104    15467  1122406 SH       Sole                  1122406
Brown & Brown Inc.             COM              115236101    62538  3307124 SH       Sole                  3307124
CBL & Associates Properties    COM              124830100      249   105301 SH       Sole                   105301
Carmax                         COM              143130102    15686  1260897 SH       Sole                  1260897
Cognex Corporation             COM              192422103     4467   334825 SH       Sole                   334825
Courier Corp                   COM              222660102     4614   304130 SH       Sole                   304130
Donaldson Co., Inc.            COM              257651109    20137   750260 SH       Sole                   750260
EOG Resources Inc.             COM              26875p101    20613   376431 SH       Sole                   376431
Exxon Mobil Corp               COM              30231G102      352     5166 SH       Sole                     5166
Federated Investors            COM              314211103    20398   916364 SH       Sole                   916364
Forward Air                    COM              349853101    21088  1299323 SH       Sole                  1299323
Franklin Resources             COM              354613101    17069   316851 SH       Sole                   316851
General Electric Co            COM              369604103     9957   984872 SH       Sole                   984872
Glenville Bank Hldg Co.        COM              37908p109      220     2756 SH       Sole                     2756
Graco                          COM              384109104    11264   659890 SH       Sole                   659890
Heartland Express              COM              422347104    39234  2649137 SH       Sole                  2649137
Houston Wire & Cable Company   COM              44244K109      446    57600 SH       Sole                    57600
Idex Corporation               COM              45167R104    27585  1261322 SH       Sole                  1261322
Illinois Tool Works            COM              452308109    18938   613864 SH       Sole                   613864
Int'l Speedway                 COM              460335201    18521   839590 SH       Sole                   839590
John Wiley & Sons              COM              968223206    43037  1445159 SH       Sole                  1445159
Johnson & Johnson              COM              478160104    37765   717958 SH       Sole                   717958
Joy Global Inc.                COM              481165108     2381   111801 SH       Sole                   111801
Kaydon Corp                    COM              486587108    14183   518937 SH       Sole                   518937
Knight Transportation Inc.     COM              499064103    20406  1346075 SH       Sole                  1346075
Lab Corp                       COM              50540r409    13995   239276 SH       Sole                   239276
M & T Bank Corp                COM              55261F104     9664   213606 SH       Sole                   213606
Markel Corp                    COM              570535104    40314   142009 SH       Sole                   142009
Martin Marietta Mat            COM              573284106    12537   158101 SH       Sole                   158101
McGrath Rentcorp               COM              580589109    16241  1030500 SH       Sole                  1030500
Mednax Inc.                    COM              58502b106    29211   991197 SH       Sole                   991197
Meredith Corp                  COM              589433101    20831  1251885 SH       Sole                  1251885
Mohawk Industries              COM              608190104    10130   339150 SH       Sole                   339150
NBT Bancorp Inc.               COM              628778102      219    10126 SH       Sole                    10126
OneBeacon                      COM              G67742109     1391   144001 SH       Sole                   144001
Pool Corp                      COM              73278L105    11060   825348 SH       Sole                   825348
Protective Life Corp.          COM              743674103     7175  1366680 SH       Sole                  1366680
Rofin-Sinar                    COM              775043102      380    23601 SH       Sole                    23601
Ross Stores Inc.               COM              778296103    41022  1143308 SH       Sole                  1143308
Strayer Education              COM              863236105     1747     9712 SH       Sole                     9712
Stryker Corp                   COM              863667101    13318   391251 SH       Sole                   391251
TCF Financial                  COM              872275102    15325  1303183 SH       Sole                  1303183
Trustco Bank Corp              COM              898349105      135    22408 SH       Sole                    22408
Watson Pharmaceuticals         COM              942683103      261     8400 SH       Sole                     8400
Westamerica Bank               COM              957090103    12621   277011 SH       Sole                   277011
White Mtns Insurance           COM              G9618E107    33220   193238 SH       Sole                   193238
Winthrop Realty Trust          COM              976391102      135    19600 SH       Sole                    19600
Yum Brands                     COM              988498101    28618  1041415 SH       Sole                  1041415
Zebra Technologies A           COM              989207105    30691  1613624 SH       Sole                  1613624